Exceptional items - Schedule of exceptional items (Details) ₺ in Millions, € in Millions, £ in Millions, R in Millions, $ in Millions	1 Months Ended	12 Months Ended									24 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 TRY (₺)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2022	Jun. 30, 2021 TRY (₺)
Disclosure of exceptional items [line items]
Other external (charges) / release		£ (1,978)				£ (2,044)		£ (2,285)
Guaranteed minimum pension equalisation		(1,586)				(1,404)		(1,580)
Substitution drawback		26				93		5
Exceptional operating items		(15,422)				(15,560)		(15,252)
Non-operating items		14				(23)		144
French tax audit interest		0				0		(9)
Exceptional items before taxation		3,706				2,043		4,235
Items included in taxation		(907)				(589)		(898)
Total exceptional items		2,799				1,454		3,337
Attributable to:
Equity shareholders of the parent company		2,660				1,409		3,160
Non-controlling interests		139				45		177
Provisions	£ 476	412				476
Provisions charged during the year		80
Terms of Raising the Bar programme	2 years
United National Breweries | Disposal group, disposed of by sale, not discontinued operations
Attributable to:
Portion of consideration paid (received) consisting of cash and cash equivalents		(10)			R (209)
Ongoing litigation in Turkey
Disclosure of exceptional items [line items]
Other external (charges) / release		(15)	₺ (156)			0		0
Attributable to:
Provisions		23										₺ 272
Provision used, other provisions		1	₺ 15
Guaranteed minimum pension equalisation
Disclosure of exceptional items [line items]
Guaranteed minimum pension equalisation		(5)				0		(21)
Items included in taxation		1				0		4
Donations
Disclosure of exceptional items [line items]
Other external (charges) / release		(5)				(89)		0
Items included in taxation		5				0		0
Obsolete inventories
Disclosure of exceptional items [line items]
Other external (charges) / release		7				(30)		0
Items included in taxation		(1)				7		0
Substitution drawback
Disclosure of exceptional items [line items]
Substitution drawback		3		$ 4		83	$ 105	0
Items included in taxation		(1)				(20)		0
Brand and tangible asset impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment		0				1,345		0
Items included in taxation		0				165		0
Indirect tax in Korea
Disclosure of exceptional items [line items]
Other external (charges) / release		0				24		(35)
French tax audit
Disclosure of exceptional items [line items]
Other external (charges) / release		0				0		(18)		€ (21)
French tax audit interest								(9)		(10)
Items included in taxation		0				0		(61)		€ (69)
Total exceptional items
Disclosure of exceptional items [line items]
Other external (charges) / release		(13)				(95)		(53)
Guaranteed minimum pension equalisation		(5)				0		(21)
Substitution drawback		3				83		0
Exceptional operating items		(15)				(1,357)		(74)
Non-operating items		14				(23)		144
Exceptional items before taxation		(1)				(1,380)		61
Items included in taxation		(84)				154		(39)
Total exceptional items		(85)				(1,226)		22
Attributable to:
Equity shareholders of the parent company		(86)				(1,157)		(4)
Non-controlling interests		1				(69)		26
United National Breweries
Disclosure of exceptional items [line items]
Non-operating items		10				(32)		(9)
USL businesses
Disclosure of exceptional items [line items]
Non-operating items		3				0		(2)
Portfolio of 19 brands
Disclosure of exceptional items [line items]
Non-operating items		1		2		2		155	$ 198
Attributable to:
Portion of consideration paid (received) consisting of cash and cash equivalents								(435)	$ (550)
Loss on disposal of associate
Disclosure of exceptional items [line items]
Non-operating items		0				(1)		0
Step acquisitions
Disclosure of exceptional items [line items]
Non-operating items		0				8		0
French tax audit interest
Disclosure of exceptional items [line items]
French tax audit interest		0				0		£ (9)
Raising the Bar programme
Attributable to:
Provisions charged during the year		£ 5		$ 6		81	100
Raising the Bar programme | COVID-19
Attributable to:
Provisions charged during the year						81	$ 100
Raising the Bar programme | COVID-19 | Maximum
Attributable to:
Terms of Raising the Bar programme											2 years
Other form of support to help the communities and the industry
Disclosure of exceptional items [line items]
Other external (charges) / release						(8)
India goodwill impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment						655
USL popular brands impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment						116
Old Tavern brand impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment						78
Bagpiper brand impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment						38
India fixed assets impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment						1
Windsor brand impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment						434
Items included in taxation						105
Nigerian tangible fixed assets impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment						84
Items included in taxation						25
Total exceptional items						(59)
Ethiopian tangible fixed assets impairment
Disclosure of exceptional items [line items]
Brand, goodwill, tangible and other assets impairment						55
Items included in taxation						10
Total exceptional items						£ (45)